INTANGIBLE ASSETS AND GOODWILL (Details 1) $ in Thousands	6 Months Ended
Jun. 30, 2022 USD ($)
Statement [Line Items]
Goodwill, Balance Beginning	$ 20,054
Acquired Through Business Combinations (note 8)	29,626
Impairment	(16,000)
Goodwill, Balance ending	28,666
Goodwill [Member]
Statement [Line Items]
Goodwill, Balance Beginning	20,054
Acquired Through Business Combinations (note 8)	24,612
Impairment	(16,000)
Goodwill, Balance ending	28,666
Goodwill [Member] | Just CBD [Member]
Statement [Line Items]
Goodwill, Balance Beginning	0
Acquired Through Business Combinations (note 8)	0
Impairment	0
Goodwill, Balance ending	24,612
Goodwill [Member] | Pharmaceuticals and Nutraceuticals
Statement [Line Items]
Goodwill, Balance Beginning	379
Acquired Through Business Combinations (note 8)	24,612
Impairment	0
Goodwill, Balance ending	379
Goodwill [Member] | Vessel [Member]
Statement [Line Items]
Goodwill, Balance Beginning	19,675
Acquired Through Business Combinations (note 8)	0
Impairment	(16,000)
Goodwill, Balance ending	$ 3,675